LOANS RECEIVABLE, NET - Summary of loans receivable, net (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Loans receivable	¥ 27,584	¥ 58,996
Allowance for credit losses	(27,255)	(27,700)
Loans receivable, net	¥ 329	¥ 31,296